7. Intangible Assets (Details) - EUR (€)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Indefinite-Lived Intangible Assets (Excluding Goodwill)
Trademarks	€ 251,157	€ 251,157	€ 251,157
Patents [Member]
Amortized intangible assets:
Gross carrying Amount		865,639	799,362
Accumulated Amortization		(542,501)	(454,249)
Finite Lived Intangible Assets Net		323,138	345,113
Website [Member]
Amortized intangible assets:
Gross carrying Amount		50,760	32,750
Accumulated Amortization		(31,212)	(20,174)
Finite Lived Intangible Assets Net		€ 19,548	€ 12,576